Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	BFC FINANCIAL CORP
Entity Central Index Key	0000315858
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	Amendment No. 2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company